Liquidity Condition and Going Concern	3 Months Ended
Mar. 31, 2026
Liquidity Condition and Going Concern [Abstract]
LIQUIDITY CONDITION AND GOING CONCERN

3. LIQUIDITY CONDITION AND GOING CONCERN

As of March 31, 2026 and December 31, 2025, the Company had working capital deficits of $97,098,264 and $123,859,320, respectively. This condition raised substantial doubt about the Company’s ability to continue as a going concern within twelve months from the issuance of this report.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

As of March 31, 2026, among the working capital deficits of $97,098,264, the Company had contract liabilities from both third-party customers and related party customers of $133,423,299 which would be settled through recognition of revenues. In addition, the Company generated cash flow of $33,439,100 from its operating activities for the three months ended March 31, 2026, and entered into borrowing agreements with financial institutions and related parties to borrow an aggregated amount of $40,492,046.

The Company’s liquidity is based on its ability to obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully raise more capitals and execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. Currently, the Company is working to improve its liquidity and capital sources mainly through borrowing from related parties and obtaining financial support from its principal shareholder who has agreed to continue providing funds for the Company’s working capital needs whenever needed.

In addition, in order to fully implement its business plan and sustain continued growth, the Company is also actively seeking financing from outside investors, borrowings from related parties and financial institutions. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditure, working capital, and other requirements. The Company has prepared the unaudited condensed consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.